FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 2,062	$ 2,229
Cash equivalents	1,190	641
Financial assets and other assets	22,991	23,056
Financial liabilities	$ 54,094	59,434
Minimum percentage of collateral held	105.00%
Fair value of collateral held	$ 617	531
Securities lending
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets loaned under securities lending program	585	502
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	828	692	$ 297
Financial liabilities	284	589	498
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	4	29
Derivative financial liabilities	259	101
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	205	389
Derivative financial liabilities	72	122
Fair value hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	10
Derivative financial liabilities	31
Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	4,841	5,585
Financial assets at fair value through other comprehensive income | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(165)	298	146
Financial assets at fair value through other comprehensive income | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	73	376	$ 88
Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	527	1,136
Other financial assets - debt instruments measured at FVTPL | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	$ 4,105	$ 4,031